Document And Entity Information	Aug. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity Registrant Name	Hinge Health, Inc.
Entity Central Index Key	0001673743
Entity Emerging Growth Company	true
Entity File Number	001-42657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1884841
Entity Address, Address Line One	455 Market Street, Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	726-2206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	HNGE
Security Exchange Name	NYSE